Cover	May 26, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 26, 2022
Entity File Number	000-55431
Entity Registrant Name	Greenwave Technology Solutions, Inc.
Entity Central Index Key	0001589149
Entity Tax Identification Number	46-2612944
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	277 Suburban Drive
Entity Address, City or Town	Suffolk
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23434
City Area Code	(757)
Local Phone Number	966-1432
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false